Expense Example - NCCMTGovernmentPortfolio-PROStandAlone - NCCMTGovernmentPortfolio-PROStandAlone - North Carolina Capital Management Trust - Government Portfolio - North Carolina Capital Management Trust - Government Portfolio
Aug. 29, 2023 USD ($)
Expense Example:
1 year	$ 15
3 years	46
5 years	86
10 years	$ 233